Investment Strategy - Defiance Long Pure Quantum ETF	Jan. 05, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks long term capital appreciation by investing, directly or indirectly, in a portfolio of equity securities of “Pure Quantum Companies” defined as companies with at least 50% of their (i) annual revenue derived from, or (ii) operating activity engaged in, the development of quantum computing or machine learning. This includes, but is not limited to, companies engaged in:

●	The development of quantum hardware and software solutions;
●	Advancing communication systems leveraging quantum principles;
●	Innovating technologies enabling quantum and traditional computational interactions;
●	Producing enabling components, such as quantum sensors or advanced quantum materials; or
●	The development of machine learning technology (i.e., technology that seeks to enable computer systems to learn from data and improve their performance on specific tasks without explicit programming)

The term “quantum computing” refers to a type of computing that uses the principles of physics involving subatomic particles to process information faster and in more flexible ways than traditional computers. In traditional computing, a bit is limited to storing only a zero or a one, while a subatomic particle can store and process an infinite number of values at the same time, allowing it to solve large and complex problems much faster. By taking advantage of quantum properties like superposition (the ability of a quantum system to exist in multiple states at once) and entanglement (a connection between particles where the state of one instantly influences the state of another, even at a distance), quantum computers may lead to progress in a wide range of fields, including data security, scientific research, advanced manufacturing, and next-generation (“NextGen”) technologies (i.e., significantly improved or radically different versions of existing technologies, or new innovations that surpass capabilities of existing technologies).

Portfolio Selection

The Adviser employs a thematic and qualitative approach to identify and select a focused portfolio of generally between 3 and 10 companies aligned with the Fund’s quantum computing investment theme. The selection process emphasizes companies that demonstrate meaningful participation in the quantum computing technologies. Subject to the Fund’s 80% policy, if the Adviser determines there are insufficient Pure Quantum Companies, the Fund may invest in “secondary technology companies,” which are companies that develop, support, or are involved in the application of quantum computing. The companies in which the Fund invests are primarily large-capitalization U.S. exchange-listed companies (including American Depositary Receipts (“ADRs”) of non-U.S. companies traded on U.S. exchanges)

The Adviser evaluates companies using a combination of thematic criteria, including:

●	Core Quantum Activities: Companies must identify quantum computing as a primary operational focus, demonstrated through stated objectives, product development efforts, or industry collaborations.

●	Industry Leadership: Emphasis is placed on companies recognized for innovation, ownership of significant patents, or participation in prominent quantum computing research and development initiatives.

●	Emerging Potential: Priority is given to companies achieving substantial advancements or demonstrating momentum in quantum computing applications, reflecting their potential for a growing impact within the industry.

●	Secondary Technology Companies: If there are insufficient pure quantum computing companies that meet the criteria, additional technology firms involved in the development, support, or application of quantum computing may be included as secondary selections.

Based on a proprietary evaluation framework, as described below, the Adviser constructs the Fund’s portfolio with generally between 3 and 10 holdings. The number of Fund portfolio holdings may be influenced by the availability of eligible pure quantum companies and the suitability of secondary selections. The Fund’s portfolio will generally be equally-weighted across its holdings. The portfolio will be rebalanced as additional holdings are added or existing positions exited. The Adviser may make adjustments to portfolio weightings to account for liquidity constraints or market conditions, or to mitigate exposure to securities exhibiting extreme volatility, high correlations, or other company-specific characteristics that could disproportionately impact the Fund’s performance.

The Adviser's proprietary evaluation framework for constructing the portfolio generally involves consideration of a combination of qualitative and quantitative factors derived from publicly available information. This information may include a company’s quantum-related revenue or operating exposure, research and development activity, patent activity, strategic partnerships, and product development efforts, as well as market-based characteristics such as market capitalization, trading liquidity, trading frequency, and public float. The evaluation relies on the Adviser’s experience and judgment, no single metric or factor is determinative, and the relative importance of any factor may vary over time. The framework is applied on an ongoing basis and may evolve as market conditions and technologies change.

To maintain alignment with advancements in quantum computing technologies, shifts in company focus, and emerging opportunities, the Adviser will, at least quarterly, either reconfirm the constitution of portfolio holdings or establish a newly-constituted portfolio of different Pure Quantum Company and any “secondary technology company” securities (as described above).

The Adviser may, at its discretion, make adjustments to the portfolio at any time, to add or remove securities based on developments deemed material by the Adviser, including companies making significant breakthroughs, announcing material developments, or benefiting from advancements in the quantum sector.

Direct/Synthetic Investments

The Fund will invest in equity securities either directly or indirectly (synthetically) using options and swaps (as described below). The Fund will generally invest indirectly to satisfy applicable tax requirements for regulated investment companies.

The Fund may utilize listed options to achieve synthetic exposure to the Fund’s portfolio securities. The Fund primarily employs short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying securities, offering immediate intrinsic value). These options allow the Fund to synthetically replicate the performance of underlying securities without direct ownership. The Fund may also utilize other option strategies to achieve similar synthetic exposure, including purchasing call options and selling put options with identical strike prices. These derivatives strategies enable the Fund to respond flexibly to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. For additional details about the Fund’s use of options, please refer to the section of the Prospectus entitled “Additional Information About the Fund.”

In addition to options, the Fund may enter into swap agreements with financial institutions. These swap agreements are designed to synthetically replicate the performance of the securities in the Fund’s portfolio. The agreements will have specified durations, which will typically coincide with the Fund’s scheduled reconstitutions, but may range from one day to more than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) based on the performance of a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount”—a predetermined dollar value representing the underlying security that the Fund seeks to replicate synthetically. For additional details about the Fund’s use of swaps, please refer to the section of the Prospectus entitled “Additional Information About the Fund.”

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities or other short-term liquid instruments as collateral for the Fund’s derivatives transactions.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in the securities of Pure Quantum Companies or derivative instruments that provide exposure to those securities. For purposes of compliance with this investment policy, derivative instruments will be valued at their notional value. The Fund may invest in (or gain exposure to) up to 20% of its net assets in companies that are not included in the 80% test noted above, which may include secondary technology companies.

The Fund will be concentrated in the quantum computing industry or group of industries.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in the securities of Pure Quantum Companies or derivative instruments that provide exposure to those securities.